Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communications Equipment (4.1%)
	Cisco Systems Inc.	26,178,940	3,152,468
*	Arista Networks Inc.	7,339,231	1,170,387
*	Ciena Corp.	1,056,026	612,738
	Motorola Solutions Inc.	1,263,861	509,690
*	Lumentum Holdings Inc.	548,066	468,575
*	F5 Inc.	566,425	217,196
*	Viavi Solutions Inc.	3,060,706	148,628
*	Viasat Inc.	1,833,607	147,825
*	Applied Optoelectronics Inc.	927,477	146,922
*	Extreme Networks Inc.	3,316,868	87,930
*	NetScout Systems Inc.	1,772,557	73,774
*	Vistance Networks Inc.	5,125,057	63,961
*	Digi International Inc.	926,267	61,875
*	Calix Inc.	1,502,377	59,719
*	Harmonic Inc.	2,705,857	40,885
*	ADTRAN Holdings Inc.	1,797,062	29,741
*	NETGEAR Inc.	653,597	16,987
*	Clearfield Inc.	291,595	13,769
*	Ribbon Communications Inc.	2,379,869	7,330
*,1	Ondas Inc.	85,892	1,135
			7,031,535
Electronic Equipment, Instruments & Components (5.1%)
	Amphenol Corp. Class A	8,360,803	1,243,753
	Corning Inc.	5,572,680	1,009,547
	TE Connectivity plc	2,243,023	478,684
*	Coherent Corp.	1,255,990	454,003
*	Keysight Technologies Inc.	1,332,405	450,793
*	Flex Ltd.	2,987,075	450,391
	Jabil Inc.	913,550	333,044
*	Teledyne Technologies Inc.	426,598	264,418
*	Fabrinet	345,398	225,946
	TD SYNNEX Corp.	808,509	211,247
*	TTM Technologies Inc.	1,132,389	196,719
	CDW Corp.	1,492,302	187,209
*	Sanmina Corp.	678,718	176,283
	Littelfuse Inc.	341,938	159,641
	Cognex Corp.	2,351,319	154,834
*	Zebra Technologies Corp. Class A	624,676	152,190
*	Arrow Electronics Inc.	704,178	151,138
	Advanced Energy Industries Inc.	481,831	145,600
	Vishay Intertechnology Inc.	2,768,986	144,126
*	Plexus Corp.	481,749	129,282
	Avnet Inc.	1,466,548	127,487
	Ralliant Corp.	2,003,354	123,947
*,1	Novanta Inc.	753,760	120,097
	Belden Inc.	911,146	95,743
	Vontier Corp.	3,306,265	93,832
*	Mirion Technologies Inc.	5,113,253	93,470
	Badger Meter Inc.	732,830	90,798
*	Itron Inc.	1,056,311	87,124
*	nLight Inc.	1,169,938	86,716
*	OSI Systems Inc.	396,710	85,987
	Bel Fuse Inc. Class B	300,550	82,507
*	Knowles Corp.	2,143,195	80,177
*	Insight Enterprises Inc.	715,736	76,140
	Benchmark Electronics Inc.	896,258	75,698
*	IPG Photonics Corp.	632,120	72,390
*	Ouster Inc.	1,272,994	58,621
*	Rogers Corp.	384,374	54,397

		Shares	Market Value ($000)
	ePlus Inc.	660,696	54,236
	Crane NXT Co.	1,261,552	48,999
	CTS Corp.	703,164	45,150
*	Vishay Precision Group Inc.	301,248	37,749
*	Arlo Technologies Inc.	2,575,145	34,352
*	Lightwave Logic Inc.	3,113,717	33,815
	Napco Security Technologies Inc.	889,698	33,390
*	ScanSource Inc.	534,552	24,734
*	Daktronics Inc.	968,403	20,027
	PC Connection Inc.	284,953	19,830
*	Evolv Technologies Holdings Inc.	2,654,078	17,119
*	Kimball Electronics Inc.	603,980	15,661
*	Powerfleet Inc. NJ	3,030,942	11,851
	Methode Electronics Inc.	869,097	10,029
	Bel Fuse Inc. Class A	38,218	9,361
*	SmartRent Inc.	4,301,777	5,420
*,1	MicroVision Inc.	6,190,044	3,755
*	Aeva Technologies Inc.	41,684	1,175
*	Frequency Electronics Inc.	3,029	230
			8,650,862
IT Services (3.7%)
	International Business Machines Corp.	6,188,883	1,843,049
	Accenture plc Class A	4,309,127	806,108
*	Snowflake Inc.	2,395,877	612,266
*	Cloudflare Inc. Class A	2,377,973	575,042
	Cognizant Technology Solutions Corp. Class A	4,533,963	252,791
*	Twilio Inc. Class A	1,324,051	252,417
*	MongoDB Inc.	736,827	247,242
*	Okta Inc.	1,993,540	245,744
	VeriSign Inc.	788,181	224,931
*	Akamai Technologies Inc.	1,497,373	223,917
*,1	Applied Digital Corp.	3,768,926	178,195
*	DigitalOcean Holdings Inc.	1,018,684	158,864
*	GoDaddy Inc. Class A	1,708,878	146,673
*	Gartner Inc.	902,820	146,438
*	EPAM Systems Inc.	947,834	97,115
*	Kyndryl Holdings Inc.	5,171,768	64,492
*	Fastly Inc. Class A	3,426,840	60,878
*	DXC Technology Co.	4,385,941	43,465
*,1	BigBear.ai Holdings Inc.	7,252,366	36,552
*	Everforth Inc.	1,013,598	22,988
*	Grid Dynamics Holdings Inc.	1,688,805	12,159
*	Rackspace Technology Inc.	2,059,804	10,649
*	Unisys Corp.	1,633,177	7,496
	Hackett Group Inc.	569,625	6,568
*	Commerce.com Inc.	1,755,532	5,495
*	CoreWeave Inc. Class A	5,534	606
			6,282,140
Other (0.0%)[2]
*,3	Pivotal Software Inc.	295,216	—
Semiconductors & Semiconductor Equipment (43.5%)
	NVIDIA Corp.	135,640,261	28,639,085
	Broadcom Inc.	17,149,999	7,662,105
	Micron Technology Inc.	7,365,601	7,151,999
*	Advanced Micro Devices Inc.	10,585,308	5,463,077
*	Intel Corp.	29,083,150	3,335,256
	Lam Research Corp.	8,339,485	2,653,457
	Applied Materials Inc.	5,279,594	2,376,134
	Texas Instruments Inc.	6,137,838	1,876,214
	QUALCOMM Inc.	7,288,367	1,829,526
	KLA Corp.	886,821	1,704,213
	Analog Devices Inc.	3,340,646	1,382,526
	Marvell Technology Inc.	5,946,473	1,219,027
	NXP Semiconductors NV	1,894,861	608,914
	Monolithic Power Systems Inc.	354,052	554,520
	Teradyne Inc.	1,240,889	464,477
	Microchip Technology Inc.	4,336,681	410,467
*	Astera Labs Inc.	1,195,839	409,993

		Shares	Market Value ($000)
*,1	ON Semiconductor Corp.	3,269,343	394,348
*	Credo Technology Group Holding Ltd.	1,529,450	360,996
*	First Solar Inc.	1,007,614	309,126
	Qnity Electronics Inc.	1,884,483	293,979
*	MACOM Technology Solutions Holdings Inc.	651,192	237,451
	MKS Inc.	697,372	226,130
*	Lattice Semiconductor Corp.	1,505,387	221,412
	Entegris Inc.	1,580,365	219,339
*	Rambus Inc.	1,331,549	193,687
*	Semtech Corp.	1,173,203	178,960
*	SiTime Corp.	251,480	178,601
*	Enphase Energy Inc.	2,480,805	169,588
	Skyworks Solutions Inc.	2,068,718	161,050
*	Onto Innovation Inc.	622,320	160,708
*	FormFactor Inc.	1,130,455	140,843
*	Qorvo Inc.	1,355,126	140,337
	Amkor Technology Inc.	1,978,762	137,643
*	Cirrus Logic Inc.	808,725	137,443
*,1	Rigetti Computing Inc.	5,258,950	134,314
*	Allegro MicroSystems Inc.	2,661,853	127,423
*	MaxLinear Inc.	1,363,711	126,730
*	Silicon Laboratories Inc.	569,582	123,941
*	Synaptics Inc.	868,722	119,258
	Power Integrations Inc.	1,396,823	117,333
*	Diodes Inc.	1,111,419	117,055
	Kulicke & Soffa Industries Inc.	1,120,656	114,184
*	ACM Research Inc. Class A	1,318,859	114,160
*	SolarEdge Technologies Inc.	1,470,543	112,276
*	Axcelis Technologies Inc.	737,304	110,898
*	Impinj Inc.	640,833	96,766
*	Ultra Clean Holdings Inc.	1,124,619	96,234
*	Navitas Semiconductor Corp.	3,582,129	95,285
	Universal Display Corp.	991,604	91,347
*	Veeco Instruments Inc.	1,494,631	86,150
*	Ambarella Inc.	1,003,551	72,436
*	Penguin Solutions Inc.	1,180,095	65,885
*	Aehr Test Systems	704,399	65,037
*	Ichor Holdings Ltd.	856,363	61,247
*	Cohu Inc.	1,158,399	61,105
*	Photronics Inc.	1,447,311	46,820
*	PDF Solutions Inc.	779,817	38,078
*	Alpha & Omega Semiconductor Ltd.	634,280	28,765
*	CEVA Inc.	670,497	26,806
*,1	indie Semiconductor Inc. Class A	4,852,615	24,215
	NVE Corp.	120,532	11,805
*	Kopin Corp.	167,759	958
*	SkyWater Technology Inc.	21,993	857
*	T1 Energy Inc.	25,547	270
*	AXT Inc.	1,555	160
*,1	Cerebras Systems Inc. Class A	579	137
			73,890,566
Software (24.0%)
	Microsoft Corp.	37,427,808	16,851,496
	Oracle Corp.	10,968,406	2,476,447
*	Palantir Technologies Inc. Class A	14,636,019	2,291,122
*	Palo Alto Networks Inc.	5,547,971	1,562,808
*	Crowdstrike Holdings Inc. Class A	1,720,105	1,257,397
	Salesforce Inc.	5,394,981	1,030,981
*	AppLovin Corp. Class A	1,606,216	984,755
*	ServiceNow Inc.	7,036,697	875,154
*	Adobe Inc.	2,914,315	755,420
*	Cadence Design Systems Inc.	2,009,134	753,285
*	Fortinet Inc.	4,668,628	644,131
*	Synopsys Inc.	1,332,040	633,545
	Intuit Inc.	1,900,073	629,931
*	Datadog Inc. Class A	2,376,937	587,935
*	Autodesk Inc.	1,678,878	388,341
*	Strategy Inc.	1,876,595	298,548
	Roper Technologies Inc.	899,256	292,735

		Shares	Market Value ($000)
*	Fair Isaac Corp.	214,307	268,010
*	Workday Inc. Class A	1,804,175	263,752
*	Zoom Communications Inc.	2,338,940	237,613
*	Atlassian Corp. Ltd. Class A	1,702,575	183,214
*	Hut 8 Corp.	1,466,788	183,099
*	PTC Inc.	1,281,210	177,742
*	Rubrik Inc. Class A	2,179,321	171,360
	Gen Digital Inc. (XNGS)	6,596,660	170,128
*	Nutanix Inc. Class A	3,139,013	163,448
*,1	D-Wave Quantum Inc.	5,369,821	161,846
*	Trimble Inc.	2,817,294	158,924
*	Dynatrace Inc.	3,713,956	158,177
*	Samsara Inc. Class A	4,461,365	156,103
*,1	Terawulf Inc.	6,069,175	155,128
*	Tyler Technologies Inc.	490,204	153,507
*	Riot Platforms Inc.	5,601,529	151,857
*	Cipher Digital Inc.	6,200,251	146,636
*	Docusign Inc.	2,784,423	146,238
*	Unity Software Inc.	4,791,605	146,000
*	Guidewire Software Inc.	941,010	143,664
*	Manhattan Associates Inc.	951,865	142,827
*	JFrog Ltd.	1,758,460	139,762
*,1	Aurora Innovation Inc.	18,865,150	138,470
*	Zscaler Inc.	961,764	134,387
*,1	Core Scientific Inc.	4,998,912	134,221
*	Commvault Systems Inc.	1,026,853	121,939
*	Clearwater Analytics Holdings Inc. Class A	4,987,098	121,386
*	HubSpot Inc.	539,556	119,042
*	Cleanspark Inc.	6,437,352	117,739
*	Circle Internet Group Inc.	1,033,308	116,764
*,1	UiPath Inc. Class A	9,891,861	115,933
*	Elastic NV	1,784,114	115,432
*	MARA Holdings Inc.	7,802,800	112,204
*	ACI Worldwide Inc.	2,465,627	107,674
*	Procore Technologies Inc.	2,169,643	107,376
*	SentinelOne Inc. Class A	6,421,021	106,268
	InterDigital Inc.	413,192	104,162
*	Dropbox Inc. Class A	3,834,079	103,060
*	Zeta Global Holdings Corp. Class A	4,476,386	102,464
	Clear Secure Inc. Class A	1,827,551	101,338
	Bentley Systems Inc. Class B	3,097,780	101,112
*	Qualys Inc.	900,523	98,418
*	Varonis Systems Inc.	2,787,608	95,197
*	Box Inc. Class A	3,486,555	93,998
*	Gitlab Inc. Class A	3,024,066	93,897
*	Appfolio Inc. Class A	542,058	87,364
	Dolby Laboratories Inc. Class A	1,526,715	85,206
*	Tenable Holdings Inc.	2,968,164	83,791
	Pegasystems Inc.	2,183,702	78,024
	RingCentral Inc. Class A	1,796,331	77,799
*	BILL Holdings Inc.	2,045,401	75,721
*,1	SoundHound AI Inc. Class A	8,154,857	73,394
*	Q2 Holdings Inc.	1,531,640	72,523
*	Teradata Corp.	2,126,233	72,398
	Adeia Inc.	2,702,189	72,203
*,1	Life360 Inc.	1,535,013	65,223
*	Workiva Inc.	1,227,685	61,114
*	LiveRamp Holdings Inc.	1,590,158	59,726
*	CCC Intelligent Solutions Holdings Inc.	12,311,083	57,862
*	Agilysys Inc.	653,593	56,575
*	SPS Commerce Inc.	946,050	53,688
*	Alarm.com Holdings Inc.	1,176,993	53,094
	A10 Networks Inc.	1,760,475	53,061
*	Braze Inc. Class A	1,830,607	46,918
*	Freshworks Inc. Class A	4,752,307	46,145
*	Five9 Inc.	1,734,982	42,247
*	nCino Inc.	2,601,023	41,824
*	Klaviyo Inc. Class A	2,553,013	40,440
*	NextNav Inc.	1,813,705	37,399
*	Progress Software Corp.	1,070,647	35,149

		Shares	Market Value ($000)
*	C3.ai Inc. Class A	3,096,569	33,350
*	AvePoint Inc.	3,037,509	33,139
*	Intapp Inc.	1,411,295	32,587
*	BlackLine Inc.	1,077,432	31,677
*,1	Alkami Technology Inc.	1,728,057	31,399
*	Blackbaud Inc.	919,745	28,227
*	Vertex Inc. Class A	1,823,671	24,346
*,1	NCR Voyix Corp.	3,259,251	23,434
*	Digital Turbine Inc.	2,431,175	21,346
*	PagerDuty Inc.	2,085,282	20,749
*	Mitek Systems Inc.	1,141,226	19,606
*	Appian Corp. Class A	805,717	18,854
*,1	Pagaya Technologies Ltd. Class A	1,177,539	17,804
*	Porch Group Inc.	1,670,416	17,406
*	Amplitude Inc. Class A	2,213,648	17,311
*	Daily Journal Corp.	32,639	16,878
*	Sprinklr Inc. Class A	3,019,184	16,847
*	Asana Inc. Class A	2,132,907	16,423
*	Consensus Cloud Solutions Inc.	475,133	16,321
*	Red Violet Inc.	278,840	15,849
*	PAR Technology Corp.	905,641	13,983
*	Cerence Inc.	1,025,645	13,190
	OneSpan Inc.	907,655	13,107
*	Netskope Inc. Class A	1,070,674	12,998
*	Rapid7 Inc.	1,439,126	12,060
*	I3 Verticals Inc. Class A	542,052	11,036
*	Sprout Social Inc. Class A	1,291,098	9,657
*	Weave Communications Inc.	1,496,113	9,007
*	Blend Labs Inc. Class A	4,915,543	8,799
*	Xperi Inc.	1,061,127	8,436
*	Yext Inc.	2,014,070	8,419
*	8x8 Inc.	3,057,366	6,329
*	N-able Inc.	1,702,146	6,298
*,1	Digimarc Corp.	341,841	5,025
*	Rimini Street Inc.	1,182,596	4,624
*	Domo Inc. Class B	826,612	3,447
*	CS Disco Inc.	603,208	2,407
*	Expensify Inc. Class A	1,457,551	1,705
*,1	Exodus Movement Inc. Class A	97,640	695
*	IREN Ltd.	10,221	649
*	ServiceTitan Inc. Class A	2,751	199
*	Veritone Inc.	91,068	193
*	Thryv Holdings Inc.	49,469	192
*	Figma Inc. Class A	7,548	192
*	Via Transportation Inc. Class A	12,520	191
*	Arteris Inc.	5,105	184
	BitMine Immersion Technologies Inc.	9,418	181
*	Bit Digital Inc.	78	—
			40,791,191
Technology Hardware, Storage & Peripherals (19.5%)
	Apple Inc.	83,472,585	26,048,455
*	Sandisk Corp.	985,320	1,670,098
	Seagate Technology Holdings plc	1,516,458	1,334,180
	Western Digital Corp.	2,405,156	1,277,643
	Dell Technologies Inc. Class C	2,274,413	957,323
	Hewlett Packard Enterprise Co.	10,938,437	470,790
	NetApp Inc. (XNGS)	1,914,811	333,732
	HP Inc.	9,578,094	258,992
*	Super Micro Computer Inc. (XNGS)	5,213,632	240,296
*	Everpure Inc. Class A	3,020,171	240,134
*,1	IonQ Inc.	2,917,762	210,283
*,1	Quantum Computing Inc.	5,020,269	60,042
	GPGI Inc. Class A	3,821,925	46,475
*	Diebold Nixdorf Inc.	365,575	29,663
*	Corsair Gaming Inc.	1,188,906	14,433
*	Eastman Kodak Co.	1,312,761	13,023
[1]	Xerox Holdings Corp.	3,038,638	9,845

		Shares	Market Value ($000)
*	CPI Card Group Inc.	147,629	2,505
			33,217,912
Total Common Stocks (Cost $90,067,087)			169,864,206
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 3.667% (Cost $679,793)	6,798,878	679,820
Total Investments (100.3%) (Cost $90,746,880)			170,544,026
Other Assets and Liabilities—Net (-0.3%)			(446,731)
Net Assets (100.0%)			170,097,295
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $460,623.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $483,852 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2026	201	122,229	3,312

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
IonQ Inc.	8/31/2026	BANA	28,629	(3.370)	3,789	—
Salesforce Inc.	8/31/2026	BANA	34,025	(3.570)	2,267	—
Strategy Inc.	8/31/2026	BANA	21,591	(3.620)	—	(124)
					6,056	(124)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,290 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	169,864,206	—	—	169,864,206
Temporary Cash Investments	679,820	—	—	679,820
Total	170,544,026	—	—	170,544,026
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,312	—	—	3,312
Swap Contracts	—	6,056	—	6,056
Total	3,312	6,056	—	9,368
Liabilities
Swap Contracts	—	(124)	—	(124)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.